ACCOUNTS RECEIVABLE (Details Narrative) - Open World Ltd. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Decrease in accounts receivable			$ 4,549,500
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Concentration risk, percentage	84.00%	69.00%